UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2001

Check here if Amendment [ ]; Amendment Number:
The Amendment (check only one): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:      Select Equity Group, Inc.

Address:   380 Lafayette St., 6th Floor
           New York, NY  10003

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:


Name:     George S. Loening
Title:    President
Phone:    212-475-8335

Signature, place and date of signing:



                              New York, New York        August 13, 2001

Report Type (check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Select Equity Group, Inc.

Report Summary:

Number of Other Included managers:               0
Form 13F Information Table Entry Total:         46
Form 13F Information Table Value Total:   $318,103 (Thousands)


List of Other Included Managers:

   None

                           FORM 13F INFORMATION TABLE

Select Equity Group, Inc.


           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARRA INC                      COM              068313105   15,120  386,209 SH       SOLE                  386,209
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      416       60 SH       SOLE                       60
CATALINA MARKETING CORP.       COM		148867104    7,467  244,735 SH	     SOLE			     244,735
CERIDIAN CORP.		       COM		15677T106   14,623  762,800 SH	     SOLE			     762,800
CHEMED CORP                    COM              163596109   25,294  699,906 SH       SOLE                  699,906
DIONEX CORP                    COM              254546104   14,349  431,520 SH       SOLE                  431,520
EGL INC			       COM		268484102   26,235 1,502,550SH       SOLE			   1,502,550
FAIR ISAAC & CO INC            COM              303250104   16,150  261,248 SH       SOLE                  261,248
FRANKLIN ELECTRIC INC          COM              353514102    9,232  121,631 SH       SOLE                  121,631
HUB GROUP INC                  CL A             443320106    6,324  486,396 SH       SOLE                  486,396
IDEXX LABS INC		       COM		45168D104   14,855  475,375 SH	     SOLE			     475,375
INSTINET GROUP INC	       COM		457750107   18,959 1,017,100SH	     SOLE			   1,017,100
INTERNATIONAL SPEEDWAY         CL A             460335201   20,994  499,850 SH       SOLE                  499,850
INVESTMENT TECHNOLOGY GROUP    COM              46145F105   17,309  344,185 SH       SOLE                  344,185
MARKEL CORP		       COM              570535104   14,633   74,468 SH       SOLE                   74,468
MEREDITH CORPORATION           COM              589433101   12,296  343,400 SH       SOLE                  343,400
MICROS SYSTEMS INC             COM              594901100    7,908  359,457 SH       SOLE                  359,457
MOODY'S INVESTOR SERVICES      COM              615369105   32,008  955,475 SH       SOLE                  955,475
NEW HORIZONS WORLDWIDE INC     COM              645526104      724   48,474 SH       SOLE                   48,474
PENTON MEDIA INC               COM              709668107   16,899  965,625 SH       SOLE                  965,625
STRAYER EDUCATION INC          COM              863236105   14,280  292,921 SH       SOLE                  292,921
AIRNET SYSTEMS INC	       COM		009417106	72   10,700 SH	 SOLE				10,700
ATWOOD OCEANICS INC	       COM		050095108      246    7,000 SH	 SOLE				 7,000
CCC INFO. SERVICES GRP. INC    COM              12487Q109       66   11,000 SH   SOLE                   11,000
CAPITOL FEDERAL FINANCIAL      COM              14057C106      271   14,000 SH   SOLE                   14,000
COMPUTER SERVICES INC. KY      COM              20539A105      348   12,000 SH   SOLE                   12,000
DOUBLECLICK INC.               COM              258609304      293   21,000 SH   SOLE                   21,000
HOWELL CORP                    COM              443051107      571   45,320 SH   SOLE                   45,320
NEW YORK COMMUNITY BNK CORP    COM              649445103      810   21,500 SH   SOLE                   21,500
OHIO CASUALTY CORP	       COM		677240103    1,036   80,000 SH	 SOLE				80,000
OMEGA PROTEIN CORP             COM              68210P107      146   73,000 SH   SOLE                   73,000
REYNOLDS & REYNOLDS CO	       CL A		761695105      439   20,000 SH	 SOLE				20,000
TEXAS PACIFIC LAND TRUST      SUB CTF PROP I T  882610108      232    6,000 SH   SOLE				 6,000
TIVO INC		       COM		888706108	83   15,000 SH	 SOLE				15,000
ULTIMATE SOFTWARE GROUP INC    COM		90385D107    1,139  225,500 SH	 SOLE			     225,500
SELECTIVE INSURANCE GRP INC.   COM		816300107      240    9,000 SH	 SOLE				 9,000
GENERAL ELECTRIC CO            COM              369604953      234    4,800 SH  PUT  SOLE                    4,800
DELL COMPUTER CORP.            COM              247025959      275   10,500 SH  PUT  SOLE                   10,500
QWEST COMMUNICATIONS INTL INC  COM              749121959      112    3,500 SH  PUT  SOLE                    3,500
CARBO CERAMICS		       COM		140781105      371   10,000 SH	 SOLE				10,000
CRYPTOLOGIC INC		       COM		228906103      456   20,000 SH	 SOLE				20,000
INAMED CORP		       COM		453235103      566   20,000 SH	 SOLE				20,000
KNIGHT TRADING GROUP INC       COM		499063105      535   50,000 SH	 SOLE				50,000
STANDARD & POORS DEPOSITARY  SPDR TRUST SER 1   78462F103    2,452   20,000 SH	 SOLE				20,000
TIMBERLINE SOFTWARE CORP       COM		887134104      632  125,000 SH	 SOLE			     125,000
NASDAQ 100 TR		     UNIT SER 1	        631100104      457   10,000 SH	 SOLE				10,000

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